Diversified Value Portfolio
Schedule of Investments (unaudited)
As of March 31, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.1%)
Communication Services (6.4%)
	Comcast Corp. Class A	766,968	22,020
	Alphabet Inc. Class A	54,220	15,591
	Alphabet Inc. Class C	49,460	14,188
	Verizon Communications Inc.	193,240	9,701
	Omnicom Group Inc.	111,591	8,404
*	Charter Communications Inc. Class A	31,700	6,843
*	Netflix Inc.	62,500	6,009
	WPP plc ADR	249,000	3,872
*	Warner Bros Discovery Inc.	105,500	2,897
			89,525
Consumer Discretionary (6.9%)
	General Motors Co.	264,783	19,726
*	Airbnb Inc. Class A	94,200	11,896
	Magna International Inc.	196,975	10,993
	Sony Group Corp. ADR	432,300	8,949
	Lowe's Cos. Inc.	32,100	7,585
	Genuine Parts Co.	70,500	7,455
	Lennar Corp. Class A	79,130	6,872
	NIKE Inc. Class B	127,000	6,708
*	Aptiv plc	77,700	5,396
*	Amazon.com Inc.	22,300	4,644
	BorgWarner Inc. (XNYS)	62,200	3,375
	Lithia Motors Inc.	9,200	2,297
			95,896
Consumer Staples (5.0%)
	Keurig Dr Pepper Inc.	414,500	10,914
	Constellation Brands Inc. Class A	67,000	10,050
	Coca-Cola Co.	121,200	9,217
	Kraft Heinz Co.	323,300	7,271
	Procter & Gamble Co.	47,800	6,904
	McCormick & Co. Inc.	125,148	6,313
	Mondelez International Inc. Class A	106,700	6,150
	J M Smucker Co.	43,800	4,224
	Unilever plc ADR	59,560	3,393
	Sysco Corp.	37,000	2,639
	Conagra Brands Inc.	132,400	2,082
			69,157
Energy (9.6%)
	APA Corp.	601,323	25,520
	ConocoPhillips	140,893	18,598
	Targa Resources Corp.	56,800	14,242
	Shell plc ADR	127,336	11,842
	TotalEnergies SE (XNYS) ADR	114,520	10,419
	Ovintiv Inc. (XNYS)	171,300	10,168
	SLB Ltd.	196,500	10,098
	Phillips 66	55,100	10,038
	Chevron Corp.	45,454	9,404
	NOV Inc.	255,715	4,810
	Marathon Petroleum Corp.	19,500	4,762
	EOG Resources Inc.	32,700	4,728
			134,629
Financials (22.3%)
	American International Group Inc.	440,242	33,128
	Wells Fargo & Co.	303,433	24,156
	US Bancorp	414,440	21,555
	Capital One Financial Corp.	113,980	20,793
	First Citizens BancShares Inc. Class A	9,342	17,607
	Citigroup Inc. (XNYS)	148,903	16,887

		Shares	Market Value ($000)
*	Fiserv Inc.	289,400	16,149
	State Street Corp.	121,010	15,315
	Intercontinental Exchange Inc.	78,400	12,331
	Willis Towers Watson plc	37,300	10,843
	Ameriprise Financial Inc.	22,780	10,124
	Mitsubishi UFJ Financial Group Inc. ADR	587,730	9,974
	Charles Schwab Corp.	103,600	9,736
	Corebridge Financial Inc.	387,400	9,243
	PNC Financial Services Group Inc.	39,500	8,220
	Reinsurance Group of America Inc. Class A	39,600	8,085
	Global Payments Inc. (XNYS)	103,900	6,993
	Carlyle Group Inc.	143,300	6,934
	Cullen / Frost Bankers Inc.	47,580	6,522
	Truist Financial Corp.	140,700	6,468
	Blackstone Inc.	51,980	5,977
	Nasdaq Inc.	69,000	5,857
	Marsh & McLennan Cos. Inc.	33,100	5,741
	Bank of America Corp.	99,300	4,841
	Raymond James Financial Inc.	31,100	4,503
	Hartford Insurance Group Inc.	30,100	4,070
	Fidelity National Information Services Inc.	66,700	3,129
	Synchrony Financial	42,658	2,902
	Citizens Financial Group Inc.	44,661	2,678
			310,761
Health Care (11.2%)
	GE HealthCare Technologies Inc.	295,217	21,013
	Merck & Co. Inc.	171,520	20,632
	Elevance Health Inc. (XNYS)	69,481	20,341
	Zimmer Biomet Holdings Inc.	172,811	15,626
	Medtronic plc	159,464	13,817
	Amgen Inc.	30,100	10,591
	UnitedHealth Group Inc.	35,300	9,552
*	IQVIA Holdings Inc.	49,300	8,408
	Alcon AG	86,910	6,549
	Danaher Corp.	32,640	6,188
	Labcorp Holdings Inc.	22,100	5,896
	Humana Inc.	32,700	5,670
	CVS Health Corp.	58,300	4,187
	GSK plc ADR	57,332	3,164
	Cigna Group	10,100	2,694
*	Centene Corp.	75,560	2,474
			156,802
Industrials (10.9%)
	Parker-Hannifin Corp.	21,299	19,068
	General Dynamics Corp.	38,750	13,300
	FedEx Corp.	34,933	12,442
	Delta Air Lines Inc.	154,300	10,258
	CNH Industrial NV	849,834	9,348
	PACCAR Inc.	76,180	8,799
*	Uber Technologies Inc.	111,940	8,052
	Union Pacific Corp.	32,600	7,909
	AerCap Holdings NV	57,500	7,888
	Equifax Inc.	40,900	7,365
	Oshkosh Corp.	49,560	7,296
	Cummins Inc.	12,751	6,860
	Fortive Corp.	108,500	5,998
*	Boeing Co.	25,800	5,135
	Norfolk Southern Corp.	16,400	4,707
	Deere & Co.	7,800	4,394
	Masco Corp.	64,700	3,906
	Timken Co.	32,800	3,298
	Stanley Black & Decker Inc.	41,500	2,949
*	Fluor Corp.	54,750	2,554
			151,526
Information Technology (13.8%)
	Salesforce Inc.	139,400	26,022
*	Workday Inc. Class A	195,400	25,386
*	F5 Inc.	87,200	25,230
	Telefonaktiebolaget LM Ericsson ADR	1,552,905	17,501

		Shares	Market Value ($000)
	Microsoft Corp.	34,560	12,793
*	Adobe Inc.	44,160	10,734
	Motorola Solutions Inc.	23,571	10,229
*	Teledyne Technologies Inc.	16,500	9,983
	CDW Corp.	80,200	9,706
	Microchip Technology Inc.	122,590	7,921
*	Synopsys Inc.	19,410	7,696
	QUALCOMM Inc.	58,550	7,540
	TE Connectivity plc	33,260	6,952
	Roper Technologies Inc.	15,900	5,626
	Accenture plc Class A	27,300	5,413
	Cognizant Technology Solutions Corp. Class A	75,200	4,613
			193,345
Materials (6.3%)
	Corteva Inc.	337,050	28,215
	PPG Industries Inc.	121,700	13,007
	Martin Marietta Materials Inc.	18,750	11,038
	Ecolab Inc.	36,350	9,670
	Air Products & Chemicals Inc.	27,410	7,962
	RPM International Inc.	74,620	7,417
*	Amrize Ltd.	97,000	5,434
	Olin Corp.	177,000	5,262
			88,005
Real Estate (0.6%)
	Equity LifeStyle Properties Inc.	83,640	5,221
*	CBRE Group Inc. Class A	26,900	3,644
			8,865
Utilities (3.1%)
	Dominion Energy Inc.	222,700	13,767
	Atmos Energy Corp.	48,373	8,935
	Xcel Energy Inc.	110,090	8,746
	American Water Works Co. Inc.	59,330	8,074
	PPL Corp.	112,555	4,300
			43,822
Total Common Stocks (Cost $1,322,300)			1,342,333
Temporary Cash Investments (3.8%)
Money Market Fund (3.8%)
[1]	Vanguard Market Liquidity Fund, 3.687% (Cost $52,411)	524,124	52,407
Total Investments (99.9%) (Cost $1,374,711)			1,394,740
Other Assets and Liabilities—Net (0.1%)			1,868
Net Assets (100%)			1,396,608
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	77	25,297	(430)
E-mini S&P Mid-Cap 400 Index	June 2026	18	6,114	58
				(372)

A.Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2026, 100% of the market value of the portfolio’s investments and derivatives was determined based on Level 1 inputs.